FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Financing Transaction Exposures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	€ 1	€ 11	€ (15)
Unrealized gains / (losses) on foreign currency derivatives - net	1	(3)	17
Total	13	28	(79)
Currency risk | Included in Finance costs - net
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	9	5	31
Unrealized gains / (losses) on foreign currency derivatives - net	4	23	(110)
Total	€ 13	€ 28	€ (79)